Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000132936 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Meridian Hedged Equity Fund (Investor Class/(MRIEX))
Average Annual Return, Percent		6.41%	5.50%	13.85%
C000156527 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Meridian Hedged Equity Fund (Class C/(MRCEX))
Average Annual Return, Percent		5.35%	4.53%	12.96%
C000132937 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Meridian Hedged Equity Fund (Class A/(MRAEX))
Average Annual Return, Percent	[1]	0.06%	3.93%	12.86%
C000003881 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Meridian Hedged Equity Fund (Legacy Class/(MEIFX))
Average Annual Return, Percent		6.41%	5.48%	13.89%
C000003882 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Meridian Growth Fund (Legacy Class/(MERDX))
Average Annual Return, Percent		7.32%	(2.36%)	7.63%
C000132941 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Meridian Growth Fund (Institutional Class/(MRRGX))
Average Annual Return, Percent		7.40%	(2.32%)	7.67%
C000132940 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Meridian Growth Fund (Class A/(MRAGX))
Average Annual Return, Percent	[2]	0.87%	(3.73%)	6.71%
C000156528 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Meridian Growth Fund (Class C/(MRCGX))
Average Annual Return, Percent		6.23%	(3.29%)	6.57%
C000132939 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Meridian Growth Fund (Investor Class/(MRIGX))
Average Annual Return, Percent		7.24%	(2.42%)	7.58%
C000132942 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Meridian Contrarian Fund (Investor Class/(MFCIX))
Average Annual Return, Percent		29.73%	8.38%	13.83%
C000156529 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Meridian Contrarian Fund (Class C/(MFCCX))
Average Annual Return, Percent		28.43%	7.29%	12.75%
C000132943 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Meridian Contrarian Fund (Class A/(MFCAX))
Average Annual Return, Percent	[3]	22.11%	6.86%	12.88%
C000003883 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Meridian Contrarian Fund (Legacy Class/(MVALX))
Average Annual Return, Percent		29.81%	8.42%	13.93%
C000132293 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Meridian Small Cap Growth Fund (Legacy Class/(MSGGX))
Average Annual Return, Percent		17.09%	(0.32%)	9.37%
C000132296 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Meridian Small Cap Growth Fund (Institutional Class/(MSGRX))
Average Annual Return, Percent		17.25%	(0.20%)	9.49%
C000132295 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Meridian Small Cap Growth Fund (Class A/(MSGAX))
Average Annual Return, Percent	[4]	10.12%	(1.78%)	8.39%
C000156530 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Meridian Small Cap Growth Fund (Class C/(MSGCX))
Average Annual Return, Percent		15.94%	(1.33%)	8.26%
C000132294 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Meridian Small Cap Growth Fund (Investor Class/(MISGX))
Average Annual Return, Percent		17.03%	(0.35%)	9.32%
Without Sales Load [Member] | C000132937 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Meridian Hedged Equity Fund (Class A/(MRAEX))
Average Annual Return, Percent		6.16%	5.17%	13.53%
Without Sales Load [Member] | C000132940 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Meridian Growth Fund (Class A/(MRAGX))
Average Annual Return, Percent		7.01%	(2.58%)	7.34%
Without Sales Load [Member] | C000132943 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Meridian Contrarian Fund (Class A/(MFCAX))
Average Annual Return, Percent		29.57%	8.13%	13.55%
Without Sales Load [Member] | C000132295 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Meridian Small Cap Growth Fund (Class A/(MSGAX))
Average Annual Return, Percent		16.80%	(0.61%)	9.04%
CBOE S And P 500 Buy Write Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CBOE S&P 500 Buy Write Index
Average Annual Return, Percent		17.34%	8.39%	7.72%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent		22.33%	13.41%	15.51%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent		22.82%	12.31%	15.06%
Russell 2500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500® Index
Average Annual Return, Percent		36.72%	8.30%	12.25%
Russell 2500 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500® Growth Index
Average Annual Return, Percent		32.94%	4.98%	12.56%
Russell 2500 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500® Value Index
Average Annual Return, Percent		38.54%	10.28%	11.28%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Growth Index
Average Annual Return, Percent		38.74%	5.57%	11.97%

[1]	Assuming maximum sales charge, if any. Class A Shares are subject to a maximum initial sales charge of 5.75%
[2]	Assuming maximum sales charge, if any. Class A Shares are subject to a maximum initial sales charge of 5.75%
[3]	Assuming maximum sales charge, if any. Class A Shares are subject to a maximum initial sales charge of 5.75%
[4]	Assuming maximum sales charge, if any. Class A Shares are subject to a maximum initial sales charge of 5.75%